Schedule of Derivative Credit Risk and Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Net derivative assets with counterparties	$ 46		$ 73
Collateral held by the Company		[1]		[1]
Potential loss related to the failure of the Company's counterparties to perform	$ 46		$ 73

[1]	Classified as an other current liability.